SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the “2018 plan”) for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service, and the 2018 plan was later amended in November 2019. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares. Those share options expired 10 years from the grant date.

The Company’s board of directors and shareholders approved the 2019 Share Incentive Plan (the “2019 Plan”) and amended it in August 2020, for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 17,547,567 ordinary shares, and may increase annually by an amount up to 1.0% of the total number of ordinary shares then issued and outstanding commencing with the first fiscal year beginning January 1, 2021 or such fewer amount as determined by the board of directors. The share options and restricted shares expire 10 years from the date of grant.

Stock options

On November 20, 2021, the Company granted 2,400 stock options with an exercises price of US$0.00001 per share to certain employees, directors and officers. The grant date fair value per option was RMB64.46. The stock options shall vest over a period from immediate to four years. On February 20, 2023, the Company granted 47,300 stock options with an exercises price of US$0.00001 per share, which contains contractual schedules within three years and vesting condition related to the grantee’s individual performance. The weighted average grant date fair value per option was RMB54.93.

On November 2021 and August 2022, the compensation committee of the board of directors of the Company approved to convert the form of 10,264,366 and 2,816,000 outstanding restricted shares respectively into stock options to purchase the same number of shares as represented by the restricted share with an exercises price of US$0.00001 per share. This conversion did not affect the fair value of the awards immediately before and after the modification as the exercise price is nominal. In addition, there were no other changes to the awards including the vesting conditions and classification. Accordingly, modification accounting is not required and the cost will continue to be recognized based on the grant-date fair-value-based measure.

The Company used the Black-Scholes model to estimate the fair value of the options granted in 2021 and 2023 using the closing sales price of the shares on the grant date.

The fair value per option was estimated at the date of grant using the following assumptions:

Year ended ,
December 31, 2023
Risk-free rate of interest	4.13%
Estimated volatility rate	76.20%
Dividend yield	4.70%
Expected life (years)	5.78
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield to maturity of of US Treasury Strip Bond as of the valuation date. The expected volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options. The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

13.SHARE-BASED COMPENSATION – continued

Share incentive plan – continued

Stock options – continued

A summary of option activity during period from January 1, 2024 to December 31, 2024 was as follows:

			Weighted		Weighted
		Weighted	Average		Average
	Number of	Average	Remaining	Aggregate	Grant-date
	Options	Exercise Price	Contract Life	Intrinsic Value	Fair value
		USD	Years	RMB	RMB
Options outstanding at December 31, 2023	7,907,830	0.00001	6.29	444,104	42.98
Options granted in 2024	—	—	—	—	—
Options exercised in 2024	(6,144,840)	0.00001	5.56	(860,708)	41.19
Options forfeited in 2024	(127,740)	0.00001	5.79	(17,893)	41.68
Options outstanding at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78
Options exercisable at December 31, 2024	1,624,930	0.00001	4.19	227,604	49.75
Options vested or expected to be vested at December 31, 2024	1,635,250	0.00001	4.22	229,049	49.78

For the years ended December 31, 2022, 2023 and 2024, the Company recognized share-based compensation expense related to share options of RMB108,526, RMB123,981 and RMB78,531, respectively. For the years ended December 31, 2022, 2023 and 2024, the total fair values of options vested on their respective vesting dates were RMB136,955, RMB157,879 and RMB563,119, respectively The aggregate intrinsic value of options exercised during the year ended December 31, 2022, 2023 and 2024 was RMB145,549, RMB124,114 and RMB860,708 respectively. Total outstanding options not yet exercisable as of December 31, 2024 includes 10,320 for which an additional performance condition must be met to become exercisable. As of December 31, 2024, there was RMB183 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 0.58 years.

Restricted Shares

A summary of the restricted shares for the year ended December 31, 2024 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at December 31, 2023	1,985,968	54.62
Granted	4,258,434	109.26
Vested	(656,502)	55.26
Forfeited	(449,244)	52.93
Outstanding at December 31, 2024	5,138,656	99.97

13.SHARE-BASED COMPENSATION – continued

Share incentive plan – continued

Restricted Shares – continued

The restricted shares granted shall vest in accordance with contractual schedules over a period from three to four years. In 2023 and 2024, the Company granted 579,240 and 3,224,370 restricted shares to its employees with the contractual life of 10 years, which contains contractual schedules within four years and vesting condition related to the grantee’s individual performance. The fair value of these restricted shares was determined by the closing sales price of the shares on the grant date, adjusted by the present value of expected dividends to be paid during the vesting period. In late 2024, the Company also granted 1,034,064 restricted shares with the contractual life of 10 years which were subject to a service vesting condition within 3 years and several vesting conditions with the performance condition related to the operational performance of the Group, the grantee’s individual performance and the market condition metrics. As the market condition was satisfied at the grant date, the impact of market condition was not factored into the measurement of fair value.

The weighted-average grant-date fair value per restricted share was RMB42.73, RMB51.43 and RMB109.26 for the year ended December 31, 2022, 2023 and 2024, respectively. The total fair value of the restricted shares vested was RMB63,974, RMB60,376 and RMB36,277 for the years ended December 31, 2022, 2023 and 2024. For the years ended December 31, 2022, 2023 and 2024, the Company recognized share-based compensation expense related to restricted shares of RMB91,211, RMB61,622 and RMB89,082, respectively. Total outstanding restricted shares as of December 31, 2024 includes 355,518 which will become exercisable based solely on fulfilling a service condition and 4,783,138 for which an additional performance condition must be met to become exercisable. As of December 31, 2024, there was RMB423,513 of unrecognized compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 0.93 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Year ended ,	Year ended ,	Year ended ,
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Facilitation, origination and servicing expenses	73,945	75,152	64,658
Sales and marketing expenses	4,328	(375)	(118)
General and administrative expenses	121,464	110,827	103,073
Total	199,737	185,604	167,613